Information about financial instruments - Summary of Customers Representing Company's Total Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of major customers [line items]
Accounts receivable	$ 13,622	$ 17,277	[1]	$ 8,390	[1]
Credit risk | Customer A | Korea
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%	45.00%		22.00%
Accounts receivable	$ 583,000	$ 5,209,000		$ 2,680,000
Credit risk | Customer B | Taiwan
Disclosure of major customers [line items]
Percentage of entity's revenue	23.00%	20.00%		27.00%
Accounts receivable	$ 545,000	$ 4,767,000		$ 1,383,000
Credit risk | Customer C | United States of America
Disclosure of major customers [line items]
Percentage of entity's revenue	23.00%	18.00%		7.00%
Accounts receivable	$ 1,800,000	$ 0		$ 250,000
Credit risk | Customer D | Taiwan
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%	10.00%		10.00%
Accounts receivable	$ 0	$ 544,000		$ 1,745,000
Credit risk | Customer E | China (including Hong-Kong)
Disclosure of major customers [line items]
Percentage of entity's revenue	14.00%	10.00%		10.00%
Accounts receivable	$ 203,000	$ 339,000		$ 271,000
Credit risk | Customer E | JAPAN
Disclosure of major customers [line items]
Percentage of entity's revenue	13.00%	1000.00%		0.00%
Accounts receivable	$ 7,736,000	$ 5,120,000		$ 0

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2